Trading liabilities	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Trading liabilities

24	Trading liabilities

	2023	2022
	$m	$m
Deposits by banks[1]	6,779	9,332
Customer accounts[1]	8,955	10,724
Other debt securities in issue (Note 26)	27	978
Other liabilities – net short positions in securities	57,389	51,319
At 31 Dec	73,150	72,353
1‘Deposits by banks’ and ‘Customer accounts’ include fair value repos, stock lending and other amounts.